                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number: 811-05793

Morgan Stanley Municipal Income Opportunities Trust II
         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:


In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended August 31, 2003

MARKET OVERVIEW


The six-month period ended August 31, 2003 was a volatile time for the fixed-income markets. The U.S. economy continued to struggle early in the period, but began to show signs of recovery. Continuing its policy of attempting to stimulate economic activity, the Federal Reserve Board cut the federal funds rate in June. Second-quarter gross domestic product growth strengthened to 3.4 percent from 1.4 percent in the first quarter.

The bond market performed strongly through much of the spring, with yields falling steadily through the first half of June. At that point, however, signs of economic growth led investors to fear that interest rates were unsustainably low. Bond prices (which move in opposition to yields) fell sharply through the end of July as investors shifted assets away from the debt markets. In August the fixed-income markets stabilized as investors tempered their reaction to the improvement in growth.

While municipal bonds also rallied early in the period, several factors caused them to lag Treasuries. Municipalities issued a record amount of debt to take advantage of low financing and refinancing costs. While this supply was readily absorbed by investors, it slowed the rally. Changes to the corporate dividend tax also caused investors to reassess the attractiveness of tax-free municipal bonds. In July and August, however, municipals began to outperform when Treasury yields soared as much as 100 basis points (1.00 percent).

PERFORMANCE ANALYSIS


For the six-month period ended August 31, 2003, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) decreased from $8.37 to $8.24 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.255 per share, the Fund's total NAV return was 1.66 percent. OIB's value on the New York Stock Exchange (NYSE) increased from $7.51 to $7.63 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, OIB's total market return was 4.91 percent. OIB's share price was trading at a 7.4 percent discount to its NAV at end of reporting period. Past performance is no guarantee of future results.

Monthly dividends for the third quarter of 2003, declared in June, remained unchanged at $0.0425 per share to reflect the Fund's current and projected earnings level. The Fund's level of undistributed net investment income was $0.113 per share on August 31, 2003, versus $0.117 per share six months earlier. Fourth quarter dividends declared at the end of September were also unchanged.

Purchases during the period focused on health-care issues to take advantage of supply and attractive yield opportunities. Our previous decisions to avoid tobacco bonds and maintain our position in airline-backed securities helped the Fund's performance. The Fund's investment in nonrated securities was another positive contributor. The prices of these securities were less sensitive to movements in interest rates than investment-grade bonds. As a result, they maintained value well when interest rates jumped.

   LARGEST INDUSTRIES
   Hospital                                            19.4%
   IDR/PCR*                                            19.1
   Retirement & Life Care                              14.6
   Nursing & Health Related Facilities                 10.0
   Recreational Facilities                              9.1
   Tax Allocation                                       6.6
   Education                                            6.3
   Mortgage                                             6.2

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              4.0%
   Aa/AA                                                1.0
   A/A                                                  3.6
   Baa/BBB                                             27.7
   Ba/BB or Less                                        7.1
   NR/NR                                               53.6

* Industrial Development/Pollution Control Revenue.

Data as of August 31, 2003. Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

CALL AND COST (BOOK) YIELD STRUCTURE


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

(Based on Long-Term Portfolio) As of 8/31/03

2003(a)                                                                          16.00
2004                                                                              3.00
2005                                                                              9.00
2006                                                                              7.00
2007                                                                              4.00
2008                                                                             11.00
2009                                                                             12.00
2010                                                                              4.00
2011                                                                              9.00
2012                                                                              9.00
2013+                                                                            16.00

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 7.0%

(Based on Long-Term Portfolio) As of 8/31/03

2003(a)                                                                          9.20
2004                                                                             7.30
2005                                                                             6.70
2006                                                                             7.30
2007                                                                             6.10
2008                                                                             5.90
2009                                                                             6.40
2010                                                                             7.10
2011                                                                             7.70
2012                                                                             6.70
2013+                                                                            5.90

(a)  Includes issues callable in previous years.
(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 9.2% on 16% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust II
RESULTS OF ANNUAL MEETING

On June 17, 2003, an annual meeting of the Fund's shareholders was held for the purpose of voting on one matter, the results of which were as follows:

(1) Election of Trustees:

Michael Bozic
For.........................................................  14,457,780
Withheld....................................................     306,745
Charles A. Fiumefreddo
For.........................................................  14,448,359
Withheld....................................................     316,166
James F. Higgins
For.........................................................  14,449,449
Withheld....................................................     315,076

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent, Philip J. Purcell and Fergus Reid.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (97.0%)
            Educational Facilities Revenue (6.3%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11   $  1,712,624
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29      2,045,420
   1,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125   10/15/26        998,070
   1,000    South Berwick, Maine, Berwick Academy Ser 1998............   5.55    08/01/23        952,730
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50    06/01/26      2,097,940
   1,500      Colby-Sawyer College Ser 1996...........................   6.75    06/01/25      1,491,330
                                                                                            ------------
--------
                                                                                               9,298,114
   9,100
                                                                                            ------------
--------
            Hospital Revenue (19.4%)
   2,000    Colbert County - Northwest Alabama Health Care Authority,
              Helen Keller Hospital Ser 2003..........................   5.75    06/01/27      1,846,700
   1,500    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002................................................   6.375   12/01/37      1,520,655
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      1,936,160
   1,500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,505,985
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75    07/01/30      1,088,580
            Massachusetts Health & Educational Facilities Authority,
   2,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/14      2,099,260
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/22      3,131,130
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75    10/01/31      1,014,820
   1,000    St Louis County Industrial Development Authority,
              Missouri, Ranken-Jordan Pediatric Rehabilitation Center
              Ser 2003 A..............................................   6.625   11/15/35        976,860
   2,000    Henderson, Nevada, Catholic Health West Ser 1998 A........   5.125   07/01/28      1,717,880
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80    05/01/18        823,410
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90    05/01/28      1,553,700
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,070,140
     910    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C#...............................   5.625   11/01/10        962,389
   1,500    New York City Industrial Development Agency, New York,
              Staten Island University Hospital Ser C.................   6.45    07/01/32      1,570,710
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60    07/01/31        969,340
   2,000    South Carolina Job Economic Development Authority,
              Palmetto Health Rfdg & Impr Ser 2003 C..................   6.875   08/01/27      2,068,100

                       See Notes to Financial Statements
 6

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50%   04/15/31   $  1,516,950
                                                                                            ------------
--------
                                                                                              28,372,769
  28,910
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (19.1%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50    12/01/24      1,640,020
     915    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125   09/01/11        897,624
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C
              (a).....................................................   6.30    05/01/16        440,000
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,387,650
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55    04/15/27      2,035,480
            Lapeer Economic Development Corporation, Michigan,
   1,830      Dott Manufacturing Co Ser 1989 A (AMT)..................  10.625   11/15/19      1,130,025
   1,870      Dott Manufacturing Co Ser 1989 B (AMT)..................   9.00    11/15/19      1,154,725
            Michigan Strategic Fund,
     479      Kasle Steel Corp Ser 1989 (AMT).........................   9.375   10/01/06        479,081
   5,207      Kasle Steel Corp Ser 1989 (AMT).........................   9.50    10/01/14      5,207,447
   1,245    Sanilac County Economic Development Corporation, Michigan
              Dott Manufacturing Co Ser 1989 (AMT)....................  10.625   08/15/19        768,788
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625   09/15/12        884,460
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65    10/01/28      1,768,440
   1,250    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18        935,788
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,162,920
     905    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10        960,829
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)............................................   7.70    04/01/33      1,099,740
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)...............   7.55    01/01/19      2,929,440
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,095,380
                                                                                            ------------
--------
                                                                                              27,977,837
  32,201
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (4.0%)
   2,940    Boulder County, Colorado, Village Place at Longmont Ser
              1989 A (AMT)............................................   7.50    07/15/19      2,931,533
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00    01/01/21      1,903,600
   9,682      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00    01/01/21      1,052,888
                                                                                            ------------
--------
                                                                                               5,888,021
  14,622
                                                                                            ------------
--------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (2.2%)
$  1,390    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55%   05/01/25   $  1,428,058
     725    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45    09/01/29        752,731
     945    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50    03/01/31        998,827
                                                                                            ------------
--------
                                                                                               3,179,616
   3,060
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (10.0%)
   2,100    Arkansas Development Finance Authority, Wynwood Nursing
              Center Ser 1989 (AMT)...................................  10.50    11/01/19      2,136,834
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34      1,527,700
   2,960    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      3,438,662
   3,020    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 (a)..........  10.25    01/01/20      1,350,604
     900    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13        927,558
   1,400    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,246,630
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15    06/01/19        953,380
   3,030    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50    05/01/32      2,994,458
                                                                                            ------------
--------
                                                                                              14,575,826
  16,410
                                                                                            ------------
--------
            Recreational Facilities Revenue (9.1%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      1,951,140
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11      1,077,902
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27      1,002,660
   1,500    Mohegan Tribe of Indians, Connecticut, Ser 2001...........   6.25    01/01/31      1,541,985
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375   01/01/32      1,994,280
   1,750    American National Fish & Wildlife Museum District,
              Missouri, Ser 1999......................................   7.00    09/01/19        708,750
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT).........................   7.75    12/01/13      3,024,990
   2,000    Austin, Texas, Convention Center Hotel Senior Ser 2000
              A.......................................................   6.70    01/01/32      2,040,680
                                                                                            ------------
--------
                                                                                              13,342,387
  14,260
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (14.6%)
   1,845    Pima County Industrial Development Authority, Arizona,
              Country Club at La Cholla Ser 1990 (AMT)................   8.50    07/01/20      1,874,649

                       See Notes to Financial Statements
 8

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00%   01/01/30   $    989,970
   1,000    Hawaii Department Budget and Finance, Kahala Nui Ser A
              2003....................................................   8.00    11/15/33        980,190
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,322,715
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Villiage Inc Ser 2001 A.....................   7.25    11/15/31      1,015,930
   2,000      Franciscan Oaks Ser 1997................................   5.75    10/01/23      1,715,100
     500      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31        490,775
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25        844,290
   1,970    Glen Cove Housing Authority, New York, Mayfair at Glen
              Cove Ser 1996 (AMT).....................................   8.25    10/01/26      2,083,807
   1,000    North Carolina Medical Care Community Retirement, Givens
              Estates 2003 Ser A......................................   6.50    07/01/32      1,004,980
   1,620    Charleston County, South Carolina, Sandpiper Village Inc
              Refg Ser 1998...........................................   8.00    11/01/13      1,650,148
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      1,922,580
   4,868    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50    01/01/28      4,531,608
   1,000    Peninsula Port Authority of Virginia , Virginia Baptist
              Homes Ser 2003 A........................................   7.375   12/01/32      1,008,700
                                                                                            ------------
--------
                                                                                              21,435,442
  22,303
                                                                                            ------------
--------
            Tax Allocation Revenue (6.6%)
   1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55    08/15/17        994,790
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.30    09/01/22      2,025,440
   1,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75    12/01/32        973,760
            Anne Arundel County, Maryland,
   2,000      Arundel Mills Ser 1999..................................   7.10    07/01/29      2,151,540
   1,500      National Business Park Ser 2000.........................   7.375   07/01/28      1,605,735
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      1,953,840
                                                                                            ------------
--------
                                                                                               9,705,105
   9,500
                                                                                            ------------
--------
            Transportation Facilities Revenue (4.4%)
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/14      2,969,750
     990    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13      1,118,819
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40        930,660

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50%   08/15/28   $  1,420,100
                                                                                            ------------
--------
                                                                                               6,439,329
   8,990
                                                                                            ------------
--------
            Other Revenue (1.3%)
   2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Special Tax Ser 1999...   5.75    09/01/29      1,939,680
                                                                                            ------------
--------
 161,356    Total Tax-Exempt Municipal Bonds (Cost $149,983,920).........................    142,154,126
                                                                                            ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (1.0%)
     200    New York City Industrial Development Agency, New York,
              Lycee Francais De New York 2002 Ser B (Demand
              09/02/03)...............................................   0.77*   06/01/32        200,000
   1,200    Washington Health Care Facilities Authority, Virginia
              Mason Medical Center Ser 1997 B (MBIA) (Demand
              09/02/03)...............................................   0.82*   02/15/27      1,200,000
                                                                                            ------------
--------
   1,400    Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,400,000)..........      1,400,000
                                                                                            ------------
--------
$162,756    Total Investments (Cost $151,383,920) (c)(d).........................    98.0%     143,554,126
========
            Other Assets in Excess of Liabilities................................     2.0        2,993,439
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $146,547,565
                                                                                    =====     ============

---------------------

     AMT   Alternative Minimum Tax.
    COPs   Certificates of Participation.
      +    Joint exemption in locations shown.
      *    Current coupon of variable rate demand obligation.
      #    All of this security has been physically segregated in
           connection with open futures contracts.
     (a)   Non-income producing security; issuer in bankruptcy.
     (b)   Resale is restricted to qualified institutional investors.
     (c)   Securities have been designated as collateral in an amount equal to $2,342,574 in connection with open futures
           contracts.
     (d)   The aggregate cost for federal income tax purposes
           approximates the aggregate cost for book purposes. The
           aggregate gross unrealized appreciation is $3,164,803 and
           the aggregate gross unrealized depreciation is $10,994,597, resulting in net unrealized depreciation of $7,829,794.
                              Bond Insurance:
    ---------------
    Ambac  Ambac Assurance Corporation.
    MBIA   Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements
 10

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 continued

Futures Contracts Open at August 31, 2003:

                                                                           UNREALIZED
NUMBER OF                    DESCRIPTION/DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ----------------------------  ---------------   --------------
   20          Short     U.S. Treasury Notes 5 year,     $(2,197,188)       $(12,280)
                                December/2003
   10          Short     U.S. Treasury Notes 10 year,     (1,115,313)          4,660
                                September/2003
                                                                            --------
                         Net unrealized depreciation..................      $ (7,620)
                                                                            ========

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     1.3%
Arizona.................     2.3
Arkansas................     2.8
California..............     7.0
Colorado................     6.4
Connecticut.............     2.5
District of Columbia....     0.6
Florida.................     3.2
Hawaii..................     0.7
Illinois................     1.5
Indiana.................     1.0
Iowa....................     4.2
Kansas..................     1.4
Kentucky................     1.4
Louisiana...............     0.6
Maine...................     0.7
Maryland................     3.3
Massachusetts...........     5.3
Michigan................     6.0
Missouri................     5.9
Nevada..................     1.8
New Hampshire...........     4.1
New Jersey..............     4.8
New York................     5.1
North Carolina..........     0.7
Ohio....................     0.6
Oklahoma................     0.7
Pennsylvania............     4.2
South Carolina..........     2.5
Tennessee...............     1.0
Texas...................     2.1
Vermont.................     1.3
Virginia................    10.2
West Virginia...........     1.4
Joint Exemption*........    (0.6)
                            ----
Total...................    98.0%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $151,383,920).......................................  $143,554,126
Cash........................................................        60,666
Receivable for:
    Interest................................................     2,814,249
    Investments sold........................................       330,000
    Variation margin........................................         5,625
Prepaid expenses and other assets...........................        10,858
                                                              ------------
    Total Assets............................................   146,775,524
                                                              ------------
Liabilities:
Payable for:
    Investment advisory fee.................................        74,603
    Administration fee......................................        44,762
    Shares of beneficial interest repurchased...............        17,670
Accrued expenses............................................        90,924
                                                              ------------
    Total Liabilities.......................................       227,959
                                                              ------------
    Net Assets..............................................  $146,547,565
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $164,938,784
Net unrealized depreciation.................................    (7,837,414)
Accumulated undistributed net investment income.............     2,018,187
Accumulated net realized loss...............................   (12,571,992)
                                                              ------------
    Net Assets..............................................  $146,547,565
                                                              ============
Net Asset Value Per Share,
  17,785,845 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.24
                                                              ============

                       See Notes to Financial Statements
 12

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 5,179,252
                                                              -----------
Expenses
Investment advisory fee.....................................      377,219
Administration fee..........................................      226,332
Transfer agent fees and expenses............................       34,823
Professional fees...........................................       25,280
Shareholder reports and notices.............................       17,121
Trustees' fees and expenses.................................       10,793
Registration fees...........................................        9,818
Custodian fees..............................................        5,421
Other.......................................................        7,325
                                                              -----------
    Total Expenses..........................................      714,132

Less: expense offset........................................       (5,396)
                                                              -----------
    Net Expenses............................................      708,736
                                                              -----------
    Net Investment Income...................................    4,470,516
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
  Investments...............................................      438,003
  Futures contracts.........................................       25,827
                                                              -----------
    Net Realized Gain.......................................      463,830
                                                              -----------
Net Change in Unrealized Depreciation on:
  Investments...............................................   (2,871,825)
  Futures contracts.........................................       (7,620)
                                                              -----------
    Net Depreciation........................................   (2,879,445)
                                                              -----------
    Net Loss................................................   (2,415,615)
                                                              -----------
Net Increase................................................  $ 2,054,901
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2003   FEBRUARY 28, 2003
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  4,470,516       $  9,286,343
Net realized gain (loss)....................................        463,830         (3,417,496)
Net change in unrealized depreciation.......................     (2,879,445)         2,286,534
                                                               ------------       ------------
    Net Increase............................................      2,054,901          8,155,381

Dividends to shareholders from net investment income........     (4,561,773)        (9,579,541)

Decrease from transactions in shares of beneficial
  interest..................................................     (1,456,028)        (2,153,733)
                                                               ------------       ------------
    Net Decrease............................................     (3,962,900)        (3,577,893)
Net Assets:
Beginning of period.........................................    150,510,465        154,088,358
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $2,018,187 and $2,109,444, respectively).................   $146,547,565       $150,510,465
                                                               ============       ============

                       See Notes to Financial Statements
 14

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $6,959,580 and $9,263,759, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $7,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,709. At

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

August 31, 2003, the Fund had an accrued pension liability of $59,298 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2002..................................  18,253,245   $182,533    $173,854,055
Treasury shares purchased and retired (weighted average
  discount 7.81%)*..........................................    (279,400)    (2,794)     (2,150,939)
Reclassification due to permanent book/tax differences......      --          --         (5,488,043)
                                                              ----------   --------    ------------
Balance, February 28, 2003..................................  17,973,845    179,739     166,215,073
Treasury shares purchased and retired (weighted average
  discount 6.87%)*..........................................    (188,000)    (1,880)     (1,454,148)
                                                              ----------   --------    ------------
Balance, August 31, 2003....................................  17,785,845   $177,859    $164,760,925
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT         RECORD             PAYABLE
       DATE         PER SHARE        DATE                DATE
------------------  ---------  -----------------  ------------------
  June 30, 2003      $0.0425   September 5, 2003  September 19, 2003
September 23, 2003   $0.0425    October 3, 2003    October 17, 2003
September 23, 2003   $0.0425   November 7, 2003   November 21, 2003
September 23, 2003   $0.0425   December 5, 2003   December 19, 2003

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

As of February 28, 2003, the Fund had a net capital loss carryforward of $13,035,822 of which $2,826,002 will expire on February 28, 2004, $4,292,172 will expire on February 28, 2005, $801,428 will expire on February 28, 2006, $261,877 will expire on February 28, 2009 and $4,854,343 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to a non-deductible expense and book amortization of discounts on debt securities.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating To Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At August 31, 2003, the Fund did not hold positions in residual interest bonds.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                FOR THE YEAR ENDED FEBRUARY 28
                                            MONTHS ENDED     ----------------------------------------------------
                                           AUGUST 31, 2003     2003       2002       2001      2000**      1999
                                           ---------------   --------   --------   --------   --------   --------
                                             (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.....       $ 8.37         $ 8.44     $ 8.46     $ 8.30     $ 9.05     $ 9.07
                                                ------         ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income*...............         0.25           0.51       0.51       0.52       0.53       0.55
    Net realized and unrealized gain
    (loss)...............................        (0.13)         (0.06)     (0.02)      0.12      (0.81)     (0.04)
                                                ------         ------     ------     ------     ------     ------

Total income (loss) from investment
 operations..............................         0.12           0.45       0.49       0.64      (0.28)      0.51
                                                ------         ------     ------     ------     ------     ------

Less dividends from net investment
 income..................................        (0.26)         (0.53)     (0.52)     (0.51)     (0.51)     (0.53)
                                                ------         ------     ------     ------     ------     ------

Anti-dilutive effect of acquiring
 treasury shares.........................         0.01           0.01       0.01       0.03       0.04      --
                                                ------         ------     ------     ------     ------     ------

Net asset value, end of period...........       $ 8.24         $ 8.37     $ 8.44     $ 8.46     $ 8.30     $ 9.05
                                                ======         ======     ======     ======     ======     ======

Market value, end of period..............       $ 7.63         $ 7.51     $ 8.04     $ 8.00     $ 7.25     $8.688
                                                ======         ======     ======     ======     ======     ======

Total Return+............................         4.91%(1)      (0.13)%     7.13%     18.10%    (10.96)%     1.77%

Ratios to Average Net Assets:
Expenses.................................         0.95%(2)(3)    0.94%(3)   0.95%(3)   0.92%(3)   0.94%(3)   0.94%

Net investment income....................         5.93%(2)       6.09%      5.94%      6.23%      6.04%      5.99%

Supplemental Data:
Net assets, end of period, in
 thousands...............................     $146,548       $150,510   $154,088   $156,751   $158,943   $180,445

Portfolio turnover rate..................            5%(1)          8%        11%        10%        19%        20%

---------------------------------------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust II

Semiannual Report
August 31, 2003

[MORGAN STANLEY LOGO]

12364J03-ANS-10/03

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.



Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

        There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8 are not applicable


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II
Ronald E. Robison
Principal Executive Officer
October 20, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003


                                       3